SHARE-BASED COMPENSATION - Restricted Share Units and Employee ownership plan (Details) ¥ / shares in Units, ¥ in Thousands		6 Months Ended	12 Months Ended
	Dec. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares
Weighted Average Grant Date Fair Value
Total compensation cost recognized | ¥			¥ 20,149		¥ 226,170		¥ 157,384
Restricted share units
SHARE-BASED COMPENSATION
Contractual term of options granted			10 years
Number of Restricted Share Units
Beginning balance			3,898,327
Granted			1,927,930
Forfeited			(216,839)
Vested			(1,638,032)		(867,116)		(837,238)
Ending balance			3,971,386		3,898,327
Weighted Average Grant Date Fair Value
Beginning balance | $ / shares				$ 1.73
Granted (in dollars per share) | $ / shares				0.52		$ 1.3		$ 1.26
Forfeited | $ / shares				2.09
Vested | $ / shares				1.83
Ending balance | $ / shares				$ 1.08		$ 1.73
Aggregate intrinsic value of share units exercised | ¥			¥ 7,308		¥ 17,681		¥ 17,072
Total fair value of restricted share units vested | ¥			21,568		18,261		23,921
Total compensation cost recognized | ¥			19,496		¥ 15,611		¥ 22,410
Unrecognized compensation expense | ¥			¥ 21,808	$ 21,808
Weighted average period of unvested share options			3 months 18 days
Restricted share units | Minimum
SHARE-BASED COMPENSATION
Vesting period			1 year
Restricted share units | Maximum
SHARE-BASED COMPENSATION
Vesting period			4 years
Restricted share units | First year anniversary
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%		100.00%
Employee ownership plan of 1 Pharmacy Technology
Number of Restricted Share Units
Beginning balance			31,571,186
Granted					3,041,555
Forfeited					(3,730,484)
Vested					(18,968,249)
Canceled					11,914,008
Ending balance					31,571,186
Weighted Average Grant Date Fair Value
Beginning balance | ¥ / shares			¥ 14.06
Granted (in dollars per share) | ¥ / shares			¥ 0		¥ 13.5		¥ 13.5
Forfeited | ¥ / shares					14.01
Vested | ¥ / shares					13.12
Canceled | ¥ / shares					13.84
Ending balance | ¥ / shares					¥ 14.06
Weighted average remaining contractual term, outstanding (in years)							2 years 25 days
Aggregate intrinsic value | ¥		¥ 427,158					¥ 427,158	$ 427,158
Total fair value of restricted share units vested | ¥			¥ 32,500
Total compensation cost recognized | ¥	¥ 152,991	¥ 0	¥ 0		¥ 204,353		¥ 87,218